Income Tax	12 Months Ended
Mar. 31, 2022
Income tax
Income tax
16	Income tax

Cayman Islands and British Virgin Islands

Under the current laws of the Cayman Islands and the British Virgin Islands, the Company and its subsidiaries that are incorporated in the Cayman Islands and the British Virgin Islands are not subject to tax on income or capital gains. In addition, upon payments of dividends by these companies, no Cayman Islands or British Virgin Islands withholding tax is imposed.

Hong Kong

The Company’s subsidiaries that are incorporated or operate in Hong Kong are subject to Hong Kong Profits Tax on income arising in or derived from Hong Kong. No provision was made for Hong Kong Profits Tax as the subsidiaries did not earn income subject to Hong Kong Profits Tax for the years ended March 31, 2020, 2021 and 2022. The payments of dividends by Hong Kong tax residents are not subject to any Hong Kong withholding tax.

The PRC

The Company’s PRC subsidiaries are subject to PRC statutory income tax rate of 25% unless otherwise specified.

In February 2018, Beijing Jiachenhong received approval from the tax authority on the renewal of its High and New Technology Enterprises (“HNTE”) status which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2017 to December 31, 2019. In February 2021, Beijing Jiachenhong received approval from the tax authority on the renewal of its HNTE status which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2020 and will expire on December 31, 2022.

In February 2020, Guangzhou Nuoya received approval from the tax authority on the renewal of its HNTE status which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2019 to December 31, 2021. Guangzhou Nuoya is in the process of reapplication for its HNTE certificate which, upon approval, will entitle it to the preferential income tax rate of 15% from January 1, 2022 to December 31, 2024.

Zhejiang Lukou’s HNTE certificate was dated November 30, 2018 with a validity of 3 years. In March 2019, Zhejiang Lukou received approval from the tax authority that it qualified as a HNTE which entitled it to the preferential income tax rate of 15% effective retrospectively from January 1, 2018 to December 31, 2020. In January 2022, Zhejiang Lukou received approval from the tax authority on the renewal of its HNTE status which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2021 and will expire on December 31, 2023.

The Enterprise Income Tax Law and its implementation rules also impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends receivable by non-PRC-resident enterprises from PRC-resident enterprises in respect of earnings accumulated beginning on January 1, 2008. As of March 31, 2022, the Company has provided RMB8,000 (US$1,262) for withholding income tax based on dividend policy. No income taxes were provided for the remaining undistributed earnings which are intended to be reinvested indefinitely in the PRC. As of March 31, 2022, such undistributed earnings that may be subject to the withholding tax amounted to RMB3,863,157 (US$609,398) and the related unrecognized deferred tax liability was RMB386,316 (US$60,940).

Income before income tax expense arose from the following tax jurisdictions:

	Year ended March 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$

The PRC	668,552	652,494	713,399	112,536
Non-PRC
- Hong Kong	(43)	(43)	(49)	(8)
- British Virgin Islands	(13,313)	26,319	(20,279)	(3,199)
- Cayman Islands	(76,384)	(68,019)	(65,236)	(10,291)
Income before income tax expense	578,812	610,751	627,835	99,038

(a)	Income taxes

Income tax expense represents PRC income tax expense as follows:

	Year ended March 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$

Current tax expense	108,290	101,698	115,117	18,159
Deferred tax (benefit)/expense	(7,206)	(7,152)	3,235	510
Total income tax expense	101,084	94,546	118,352	18,669

(b)	Reconciliation of expected income tax to actual income tax expense

The actual income tax expense reported in the consolidated statements of comprehensive income differs from the amount computed by applying the statutory PRC income tax rate of 25% due to the following:

		Year ended March 31,
	Note	2020	2021	2022	2022
		RMB	RMB	RMB	US$

Income before income tax expense		578,812	610,751	627,835	99,038

Computed “expected” tax expense		144,703	152,688	156,959	24,760
Non-PRC entities not subject to income tax
- Hong Kong		11	11	12	2
- British Virgin Islands		3,328	(6,580)	5,070	800
- Cayman Islands		19,096	17,005	16,309	2,572
Dividend withholding tax	(i)	4,500	2,000	15,500	2,445
Preferential tax rates	(ii)	(70,580)	(68,027)	(73,210)	(11,549)
Others		26	(2,551)	(2,288)	(361)
Actual income tax expense		101,084	94,546	118,352	18,669

Notes:

(i)

During the years ended March 31, 2020, 2021 and 2022, PRC withholding tax of RMB4,500, RMB2,000 and RMB7,500 (US$1,183) was levied on dividends distributed by the Company’s PRC subsidiaries to its holding company outside the PRC. During the year ended March 31, 2022, the Company has provided RMB8,000 (US$1,262) for withholding income tax on a portion of the undistributed earnings of its PRC subsidiaries according to the management’s reinvestment plan.

(ii)	Impact of preferential tax rates for both basic and diluted per share is RMB0.58, RMB0.56 and RMB0.60 (US$0.09) for the years ended March 31, 2020, 2021 and 2022, respectively.

(c)	Deferred taxes

The tax effects of temporary differences that give rise to deferred tax assets/(liabilities) are presented below:

	March 31,
	2021	2022	2022
	RMB	RMB	US$
Deferred tax assets:
Accounts receivable	56,309	59,736	9,423
Inventories	9,333	9,278	1,464
Others	1,584	1,645	259
Deferred tax assets	67,226	70,659	11,146

Deferred tax liabilities:
Deferred revenue	(29)	(19)	(3)
Property, plant and equipment	(5,433)	(5,266)	(831)
Dividend withholding tax	—	(8,000)	(1,262)
Intangible assets	(22,051)	(20,896)	(3,296)
Deferred tax liabilities	(27,513)	(34,181)	(5,392)

Net deferred tax assets	39,713	36,478	5,754

Classification on consolidated balance sheets:
Deferred tax assets	55,845	60,758	9,584
Deferred tax liabilities	(16,132)	(24,280)	(3,830)
Net deferred tax assets	39,713	36,478	5,754

For the years ended March 31, 2020, 2021 and 2022, the Group did not have any unrecognized tax benefits and thus no interest and penalties related to unrecognized tax benefits were recorded. In addition, the Company does not expect that the amount of unrecognized tax benefits will change significantly within the next twelve months.

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100 (US$16). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. The income tax returns of the Group’s PRC subsidiaries for the calendar years from 2017 to 2021 are open to examination by the PRC state and local tax authorities.